Label	Element	Value
VanEck Morningstar ESG Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® Morningstar ESG Moat ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED DECEMBER 6, 2023 TO THE SUMMARY PROSPECTUS
DATED FEBRUARY 1, 2023
AND THE PROSPECTUS DATED FEBRUARY 1, 2023, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus, for VanEck ETF Trust (the “Trust”) regarding the VanEck® Morningstar ESG Moat ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective December 15, 2023 (the “Effective Date”), Morningstar, Inc., the ("Index Provider") will implement changes to the Morningstar® US Sustainability Moat Focus IndexSM (the “US Sustainability Moat Focus Index”), the Fund's benchmark index.
Strategy [Heading]	rr_StrategyHeading	Accordingly, on the Effective Date, the Fund’s disclosure will be modified as follows: The first paragraph of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The US Sustainability Moat Focus Index provides exposure to attractively valued companies with long-term competitive advantages while excluding those companies with high environmental, social and governance (”ESG”) risks. The US Sustainability Moat Focus Index is comprised of securities issued by U.S. companies that Morningstar, Inc. (“Morningstar” or the “Index provider”) determines to have long-term competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). The quantitative factors used by Morningstar to identify competitive advantages currently include historical and projected returns on invested capital relative to cost of capital. The qualitative factors used by Morningstar to identify competitive advantages currently include customer switching cost (i.e., the costs of customers switching to competitors), internal cost advantages, intangible assets (e.g., intellectual property and brands), network effects (i.e., whether products or services become more valuable as the number of customers grows) and efficient scale (i.e., whether the company effectively serves a limited market that potential rivals have little incentive to enter into). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM, a broad market index representing 97% of U.S. market capitalization. The US Sustainability Moat Focus Index excludes from consideration those wide moat companies that receive a severe or high ESG risk rating based on Morningstar’s Sustainalytics ESG Risk Rating. The US Sustainability Moat Focus Index also excludes companies (i) involved in the production or distribution of controversial weapons or civilian firearms (ii) involved in the extraction of or generation of power from thermal coal, (iii) have a Sustainalytics controversy score of five (out of a scale of 1 to 5) in the last three (3) years or (iv) that have greater than 50% of revenues from tobacco products. The Sustainalytics company-level ESG Risk Score measures the degree to which a company's economic value may be at risk driven by materially relevant ESG factors. The ESG Risk Score is based on a two-dimensional materiality framework that measures a company's exposure to subindustry-specific material risks and how well a company is managing those risks. ESG Risk Scores are categorized across five risk levels: negligible, low, medium, high and severe. The scale is from 0-100, with 100 being the most severe. Sustainalytics controversy scores are determined based on ESG-related incidents, which are assessed through a framework that considers the severity of incidents, the corporation’s accountability and whether the incidents form part of a pattern of corporate misconduct; a Sustainalytics controversy score of five indicates a severe controversy rating.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.